Commitments and contingencies (Details) - Commitments and Maturity of Commitments - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Delivery installment	$ 621.0	$ 621.0
Back-end fee	9.0	$ 9.0
Delivery instalments for jack-up rigs, less than one year	0.0
Delivery instalments for jack-up rigs, 2 years	621.0
Delivery installments for jack-up rigs, 3 years	0.0
Delivery instalments for jack-up rigs, more than 3 years	0.0
Delivery instalments for jack-up rigs, Total	$ 621.0